PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Healthcare Cost Trend Rate (Details) - Other post-employment benefits and other long-term employee benefits ("OPEB")	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	2.00%	1.30%	1.40%
Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	4.50%	4.50%	4.50%
Weighted average
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (in percent)	3.97%	3.95%	3.94%